Dividends on ordinary capital (Tables)	12 Months Ended
Dec. 31, 2023
Dividend On Ordinary Capital [Abstract]
Summary of Dividends on Ordinary Capital

	€ million	€ million	€ million
	2023	2022	2021
Dividends on ordinary capital during the year	(4,327)	(4,356)	(4,458)